SAM (Strategic Asset Management) Flexible Income Portfolio
Class	A	C	J	Inst.	R-1	R-3	R-4	R-5
Ticker Symbol(s)	SAUPX	SCUPX	PFIJX	PIFIX	PFIGX	PFIPX	PFILX	PFIFX
Principal Funds, Inc. Summary Prospectus March 1, 2022 as amended January 3, 2023
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, Reports to Shareholders, and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.
The Fund’s Prospectus dated March 1, 2022 and Statement of Additional Information dated March 1, 2022 as amended and restated November 18, 2022, as both may be amended or supplemented, are incorporated by reference into this Summary Prospectus.
Objective
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 390 of the Fund’s prospectus, Appendix B to the prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions”, and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)
	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
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Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.07%	0.09%	0.04%	0.04%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.09%	1.86%	0.96%	0.81%	1.65%	1.34%	1.15%	1.03%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class A	$482	$709	$953	$1,654
Class C	289	585	1,006	1,979
Class J	198	306	531	1,178
Institutional Class	83	259	450	1,002
Class R-1	168	520	897	1,955
Class R-3	136	425	734	1,613
Class R-4	117	365	633	1,398
Class R-5	105	328	569	1,259
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
	1 year	3 years	5 years	10 years
Class C	$189	$585	$1,006	$1,979
Class J	98	306	531	1,178
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.3% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
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between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, and corporate bonds;
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between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and
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less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
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Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
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Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
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Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
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Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
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Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(8.81)%
Average Annual Total Returns
For the periods ended December 31, 2021
	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.49%	5.33%	5.38%
Class A Return After Taxes on Distributions	0.75%	3.92%	3.98%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.15%	3.71%	3.76%
Class C Return Before Taxes	4.69%	5.35%	5.14%
Class J Return Before Taxes	5.60%	6.34%	5.90%
Institutional Class Return Before Taxes	6.78%	6.46%	6.11%
Class R-1 Return Before Taxes	5.93%	5.57%	5.21%
Class R-3 Return Before Taxes	6.22%	5.88%	5.53%
Class R-4 Return Before Taxes	6.41%	6.10%	5.73%
Class R-5 Return Before Taxes	6.47%	6.21%	5.85%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.68%	17.97%	16.30%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	11.27%	9.55%	8.03%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	4.16%	6.87%	5.91%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Bloomberg US Aggregate Bond Index, 20% Russell 3000®Index and 5% MSCI EAFE Index NTR.
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Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
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Brody Dass (since 2022), Portfolio Manager
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Todd A. Jablonski (since 2010), Portfolio Manager
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Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares
For Classes A, C and J shares, the required minimum initial investment per Fund is generally $1,000, and the minimum initial investment per Fund for accounts with an Automatic Investment Plan (“AIP”) is $100. The required minimum subsequent investment per Fund is generally $100; however, for accounts with an AIP, subsequent automatic investments must total $1,200 annually if the initial $1,000 has not been met. Some exceptions apply; see “Purchase of Fund Shares – Minimum Investments” for more information.
For Classes R-1, R-3, R-4, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to an 8 year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment advisor, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.
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